Share capital - Fully diluted loss per share did not include effect would be anti dilutive (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stock options
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	12,272,424	12,850,917
Warrants
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	12,518,402	20,603,396
DSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	44,623	0
RSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	507,829	0